Business and segmental reporting - Companys revenue contribution (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business and segmental reporting
Revenues	$ 395,978	$ 445,741	$ 192,484
Number of reportable segments | segment	1
Voyage Charters [Member]
Business and segmental reporting
Revenues	$ 395,577	437,189	169,632
Time charters [Member]
Business and segmental reporting
Revenues	0	7,917	22,106
Pooling Arrangements [Member]
Business and segmental reporting
Revenues	0	3	14
Chemical Tankers [Member]
Business and segmental reporting
Revenues	$ 401	632	732
Charterer A [Member]
Business and segmental reporting
Revenues		55,626	$ 23,152
Charterer B [Member]
Business and segmental reporting
Revenues		$ 53,345